Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares subject to possible redemption shares, outstanding	4,056,190	30,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, issued
Preference shares, outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption shares, outstanding	4,056,190	30,000,000
Ordinary shares subject to possible redemption, value (in Dollars per share)	$ 10.48	$ 10.32	$ 0
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	1,153,000	1,153,000	0
Ordinary shares, outstanding	1,153,000	1,153,000	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, issued	10,000,000	10,000,000	10,005,000
Ordinary shares, outstanding	10,000,000	10,000,000	10,005,000
Previously Reported | Class A Ordinary Shares
Ordinary shares subject to possible redemption shares, outstanding		4,056,190	0